Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2022
Prepaid Expense and Other Assets Current [Abstract]
Prepaid Expenses and Other Current Assets

5. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	December 31,
(dollars in thousands)	2022	2021
Prepaid postage	$2,048	$2,406
Prepaid insurance	765	701
Prepaid maintenance	390	793
Government receivables	3,496	3,942
Deferred stock issuance costs	478	—
Other prepaids	1,596	2,191
Total prepaid expenses and other current assets	$8,773	$10,033